Voya Multi-Manager International Equity Fund Annual Fund Operating Expenses - Class I and P Shares [Member] - Voya Multi-Manager International Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.88%

[1]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.88% for Class I shares through March 1, 2027 (the “ Expense Limitation Agreement ” ) . The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees . Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Fund’s Board of Trustees ( the “ Board ” ) . The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by Voya Mutual Funds (the “Company”), without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.